Other operating income and expenses	6 Months Ended
Jun. 30, 2023
Other operating income and expenses [Abstract]
Other operating income and expenses
Note 20. - Other operating income and expenses
The table below shows the detail of Other operating income and expenses for the six-month periods ended June 30, 2023, and 2022:

Other operating income	For the six-month period ended June 30,
	2023	2022
	($ in thousands)
Grants (Note 16)	29,349	29,661
Insurance proceeds and other	11,130	6,375
Total	40,479	36,036

Insurance proceeds and other for the six-month period ended June 30, 2023 includes a gain of $4.6 million related to the sale of part of Atlantica’s equity interest in the Colombian portlfolio of renewable energy entities (Note 7).

Other operating expenses	For the six-month period ended June 30,
	2023	2022
	($ in thousands)
Raw materials and consumables used	(18,041)	(9,315)
Leases and fees	(6,603)	(5,646)
Operation and maintenance	(60,382)	(76,853)
Independent professional services	(20,496)	(19,676)
Supplies	(18,590)	(27,573)
Insurance	(21,000)	(23,683)
Levies and duties	(7,851)	(8,700)
Other expenses	(8,324)	(7,650)
Total	(161,287)	(179,096)
The decrease in other operating expenses for the six-month period ended June 30, 2023 is primarily due to the internalization of the O&M services in the solar assets in Spain during 2022 and 2023 and to the lower cost of supplies due to lower price of electricity in these assets in 2023.